STOCKHOLDERS’ DEFICIT (Details Narrative 2) - USD ($)	Jun. 11, 2024	Feb. 20, 2024	Jan. 31, 2024	Dec. 13, 2023
Equity [Abstract]
Shares, issued	15,768,400	1,755,240		1,390,008
Shares, issued average price per share	$ 0.0008	$ 0.0013		$ 0.006
Subscription receivable	$ 11,975	$ 2,260	$ 8,822	$ 8,822